Income Taxes - Reconciliation of Effective Tax Rate and the Federal Statutory Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal Statutory Tax Rate	34.00%	34.00%
State Income Taxes, net of Federal Income Tax Benefit	3.37%	1.77%
Non-deductible expenses	5.89%	1.89%
Non-deductible stock options and warrants	4.00%	14.45%
Non-deductible tax expense	8.79%
Prior year adjustments for stock compensation	(27.93%)
Other, net		0.26%
Valuation allowance	(15.96%)	(45.44%)
Effective Tax Rate	12.16%	6.93%